                               JOHN HANCOCK FUNDS
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                   SHORT-TERM
                                   STRATEGIC
                                     INCOME
                                      FUND


                                  ANNUAL REPORT


                                October 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr
                                    Chairman
                             William A. Barron, III*
                               Douglas M. Costle*
                                Leland O. Erdahl*
                               Richard A. Farrell*
                               William F. Glavin*
                                 Patrick Grant*
                               Ralph Lowell, Jr.*
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse llp
                               160 Federal Street
                           Boston, Massachusetts 02110


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to first paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through October, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by more than 25%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

     On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

     We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

     Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

     Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                  BY LAWRENCE J. DALY AND ANTHONY A. GOODCHILD,
                              CO-PORTFOLIO MANAGERS

                                  JOHN HANCOCK

                              SHORT-TERM STRATEGIC

                                   INCOME FUND

            Slower growth in developed economies and continued reform

               in emerging markets spark global bond market rally


The global bond market has improved dramatically since the start of the Fund's fiscal year in November 1994. Conditions then were poor. Interest rates were rising in the United States and Europe and many of the world's emerging markets were in disarray, as exemplified by the sudden devaluation of the Mexican peso in December 1994. As late as February 1995, the Federal Reserve was still in a restrictive mode, raising short-term interest rates in the United States to try to slow down the economic growth rate and prevent an outbreak of inflation. The dollar, meanwhile, was slumping against most world currencies. Since then, however, growth has slowed dramatically in most of the world's developed economies, putting downward pressure on interest rates and reducing the threat of inflation. The dollar has rebounded sharply versus the yen. And while conditions in emerging markets have been spotty, the overall trend has been positive, with many Asian and Latin American countries demonstrating a renewed commitment to fiscal restraint.

   The upshot was a positive year for the Fund, with overall performance that about matched that of its peers. During the year that ended


[A 2 1/4" x 3 1/2" photo of Lawrence Daly and Anthony Goodchild at bottom right. Caption reads: "Lawrence Daly and Anthony Goodchild, Co-Portfolio Managers."]

                                   [CAPTION]
             "THE GLOBAL BOND MARKET HAS IMPROVED DRAMATICALLY..."

              John Hancock Funds - Short-Term Strategic Income Fund

[Chart with heading "Top Five Sectors" at top of left hand column. The chart lists five sectors: 1) U.S. government/agency bonds 27.5% 2) Foreign government bonds 23.3% 3) Banks 18.9% 4) Transportation 8.9% 5) Steel 6.3%. A footnote below reads "As a percentage of net assets on October 31, 1995."]

October 31, 1995, John Hancock Short-Term Strategic Income Fund's Class A and Class B shares had total returns at net asset value of 8.75% and 7.97%, respectively, compared to 8.79% for the average short-term investment grade bond fund, according to Lipper Analytical Services.(1)

STRATEGIC OVERVIEW

We aim for an average portfolio credit rating of single A by offsetting lower-rated emerging market securities and U.S. corporate bonds with higher-rated U.S. government securities. During the year, we looked for opportunities to add more emerging market bonds, while cutting back on high-yield bonds. The breakdown at the end of October was roughly as follows:
45% emerging market bonds (up from 22% a year ago); 28% U.S. government securities and the balance made up of small positions in high-yield domestic bonds and high-quality foreign government bonds. The Fund had a modest 18% exposure to foreign currencies, none of it hedged against currency fluctuations. The Fund's duration, which measures the degree to which its share price will vary with changes in interest rates, was stable at just under one year for most of the period.

EMERGING MARKETS ATTRACTIVE

We're staunch believers in emerging markets. Progress has been bumpy so far but the long-term trends are promising, favoring steadier economic growth, greater fiscal responsibility and lower inflation. During the past year, we took a two-pronged approach to building up the Fund's stake. First, we established core positions in stronger countries that appear to have made the most meaningful progress, such as Brazil and South Africa. Second, we looked for opportunities to buy on weakness in less stable countries such as Mexico. Throughout, we took pains to reduce our risk by diversifying the Fund's holdings as much as possible.

     Emerging market securities can be attractive because they carry both a high current yield and the potential for price gains as interest rates fall and credit quality improves. The Fund made successful investments in several such countries during the period. In Mexico, short-term government bonds known as tesobonos rallied in the wake of the currency crisis. In Panama, certain of the Fund's holdings were restructured as Brady bonds, which carry U.S. government backing. In South Africa, rates fell as

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is Panama followed by an up arrow and the phrase "Brady bonds boost credit." The second listing is South Africa followed by an up arrow and the phrase "Good news on inflation." The third listing is USAfrica Airways followed by a down arrow and the phrase "Disappointing earnings" Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]


                                   [CAPTION]
     "...WE LOOKED FOR OPPORTUNITIES TO ADD MORE EMERGING MARKET BONDS..."

              John Hancock Funds - Short-Term Strategic Income Fund


[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1995." The chart is scaled in increments of 5% from bottom to top, with 10% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 8.75% total return for the John Hancock Short-Term Strategic Income Fund, Class
A. The second represents the 7.97% total return for John Hancock Short-Term Strategic Income Fund, Class B. The third represents the 8.79% total return for the average short-term investment grade bond fund. A footnote below reads:
"Total returns for John Hancock Short-Term Strategic Income Fund are at net asset value with all distributions reinvested. The average small-company growth fund is tracked by Lipper Analytical Services. (1)" See following page for historical performance information."]

inflation dropped from a 10% annual rate early in the year to about 6%.

UNITED STATES AND EUROPE - FOCUS ON QUALITY

Much of the buildup in emerging market bonds came at the expense of domestic high-yield bonds, commonly known as junk bonds. During the Fund's fiscal year, high-yield bonds declined from 16% of total assets to around 5%. One of our most disappointing recent investments has been USAfrica Airways, a high-yield bond which faltered when anticipated earnings from new routes connecting New York and Washington to South Africa failed to materialize.

     Most of the Fund's investments in the United States and Europe were not high-yield bonds, but rather high-quality government and corporate bonds. Both fared well as economic growth slowed and interest rates fell. The U.S. portion of the Fund was divided roughly half and half between fixed-rate bonds and floating-rate bonds. U.S. government agency bonds issued by the Student Loan Marketing Association -- known as Sallie Maes -- comprised more than 20% of the Fund's total assets at the end of the period.

OUTLOOK

The outlook for the global bond market remains favorable. Interest rates in many of the world's developed economies, including the United States, remain high, especially in light of the low inflation rate. That's likely to put a damper on economic growth in the coming year and force still lower rates. Moreover, inflation is unlikely to become a threat any time soon, given that wages are by far the biggest component of corporate costs and wages continue to fall. Those factors are all part of what we believe is a larger deflationary cycle affecting the United States, Japan and Europe as they face growing competition from the world's emerging markets. It's a process filled with opportunities as well as pitfalls, and will require careful choices in the months ahead. We'll continue to focus on those companies and countries that are making themselves more competitive in the new global economy by reducing spending and paying down debt. And we'll take pains to preserve enough diversity in the Fund's investments to avoid being hurt too badly by the inevitable disruptions.

--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


                                   [CAPTION]
          "THE OUTLOOK FOR THE GLOBAL BOND MARKET REMAINS FAVORABLE."

                             A LOOK AT PERFORMANCE


The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Short-Term Strategic Income Fund. Total return is a performance measure that equals the sum of all dividends and capital gains, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's average net assets. Performance figures include the maximum applicable sales charge of 3% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 3% and declining to 0% over four years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.

                           CUMULATIVE TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                       ONE      LIFE OF
                                                       YEAR     FUND(1)
                                                       ----     -------
John Hancock Short-Term
  Strategic Income Fund: Class A                        5.14%   16.66%
John Hancock Short-Term
  Strategic Income Fund: Class B                        4.60%   25.02%

                          AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                       ONE      LIFE OF
                                                       YEAR     FUND(1)
                                                       ----     -------
John Hancock Short-Term
  Strategic Income Fund: Class A                        5.14%    4.21%
John Hancock Short-Term
  Strategic Income Fund: Class B                        4.60%    4.80%

                                     YIELDS

AS OF OCTOBER 31, 1995

                                                               SEC 30-DAY
                                                                 YIELD
John Hancock Short-Term
  Strategic Income Fund: Class A                                 8.37%
John Hancock Short-Term
  Strategic Income Fund: Class B                                 7.96%


                              NOTES TO PERFORMANCE
(1) Class A shares started on January 1, 1992; Class B shares started on December 28, 1990.

                    WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Short-Term Strategic Income Fund would be worth on October 31, 1995, assuming you had invested on the day each class of shares started and reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Salomon Brothers World Money Market Index -- an unmanaged index that is composed of various non-U.S.-currency-denominated bonds, usually with an average maturity of three years or less.

[Short-Term Strategic Income Fund
Class A shares

Line chart with the heading Short-Term Strategic Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Salomon Brothers World Money Market Index and is equal to $13,061 as of October 31, 1995. The second line represents the value of the hypothetical $10,000 investment made in the Short-Term Strategic Income Fund on January 3, 1992, before sales charge, and is equal to $12,099 as of October 31, 1995. The third line represents the Short-Term Strategic Income Fund after sales charge and is equal to $11,742 as of October 31, 1995.

Short-Term Strategic Income Fund
Class B shares

Line chart with the heading Short-Term Strategic Income Fund: Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the Salomon Brothers World Money Market Index and is equal to $14,273 as of October 31, 1995. The second line represents the value of the hypothetical $10,000 investment made in the Short-Term Strategic Income Fund on December 28, 1990, before contingent deferred sales charge, and is equal to $12,677 as of October 31, 1995.

*No contingent deferred sales charge applicable.]

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments at value - Note C:
   Bonds (cost - $96,872,492) ..................................................   $  97,708,989
   Joint repurchase agreement (cost - $2,587,000) ..............................       2,587,000
                                                                                   -------------
                                                                                     100,295,989
  Cash .........................................................................          47,740
  Interest receivable ..........................................................       2,524,930
  Deferred organization expenses - Note A ......................................           8,623
  Other assets .................................................................          15,638
                                                                                   -------------
                    Total Assets ...............................................     102,892,920
                    ----------------------------------------------------------------------------
LIABILITIES:
  Dividend payable .............................................................          15,650
  Payable for shares repurchased ...............................................          52,270
  Payable for investments purchased ............................................       1,051,208
  Payable to John Hancock Advisers, Inc. and affiliates - Note B ...............          69,523
  Accounts payable and accrued expenses ........................................         106,683
                                                                                   -------------
                    Total Liabilities ..........................................       1,295,334
                    ----------------------------------------------------------------------------
NET ASSETS:
  Capital paid-in ..............................................................     130,018,481
  Accumulated net realized loss on investments and foreign
  currency transactions ........................................................     (29,216,361)
  Net unrealized appreciation of investments and foreign
  currency transactions ........................................................         811,116
  Distributions in excess of net investment income .............................         (15,650)
                                                                                   -------------
                    Net Assets .................................................   $ 101,597,586
                    ============================================================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial interest outstanding -
  unlimited number of shares authorized with no par value, respectively)
  Class A - $16,996,512/2,020,156 ..............................................   $        8.41
================================================================================================
  Class B - $84,601,074 / 10,068,537 ...........................................   $        8.40
================================================================================================
MAXIMUM OFFERING PRICE PER SHARE*
  Class A - ($8.41 x 103.09%) ..................................................   $        8.67
================================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON OCTOBER 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE PER SHARE AND THE MAXIMUM OFFERING PRICE AS OF THAT DATE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

STATEMENT OF OPERATIONS
Year ended October 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $5,127) ................................      $ 10,992,443
                                                                                              ------------
  Expenses:
   Distribution/service fee - Note B
     Class A ...........................................................................            48,128
     Class B ...........................................................................           879,073
   Investment management fee - Note B ..................................................           682,732
   Transfer agent fee - Note B .........................................................           187,299
   Custodian fee .......................................................................            99,641
   Auditing fee ........................................................................            62,800
   Registration and filing fees ........................................................            24,393
   Printing ............................................................................            23,228
   Trustees' fees ......................................................................            21,608
   Organization expense - Note A .......................................................            15,702
   Miscellaneous .......................................................................             5,970
   Legal fees ..........................................................................             5,740
                                                                                              ------------
                    Total Expenses .....................................................         2,056,314
                    --------------------------------------------------------------------------------------
                    Net Investment Income ..............................................         8,936,129
                    --------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investments sold ................................................        (5,505,804)
  Net realized loss on foreign currency transactions ...................................          (406,085)
  Change in net unrealized appreciation/depreciation of investments ....................         4,079,849
  Change in net unrealized appreciation/depreciation of foreign currency transactions...           981,818
                                                                                              ------------
                    Net Realized and Unrealized Loss on Investments and Foreign
                    Currency Transactions ..............................................          (850,222)
                    --------------------------------------------------------------------------------------
                    Net Increase in Net Assets Resulting from Operations ...............      $  8,085,907
                    ======================================================================================

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                       YEAR ENDED OCTOBER 31,
                                                                                  ------------------------------
                                                                                       1995             1994
                                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ........................................................  $   8,936,129    $   9,910,079
  Net realized loss on investments sold and foreign currency transactions ......     (5,911,889)      (5,810,926)
  Change in net unrealized appreciation/depreciation of investments and foreign
  currency transactions ........................................................      5,061,667       (1,902,026)
                                                                                  -------------    -------------
   Net Increase in Net Assets Resulting from Operations ........................      8,085,907        2,197,127
                                                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
   Class A - ($0.6084 and $0.6224 per share, respectively) .....................     (1,163,444)        (693,087)
   Class B - ($0.5592 and $0.5649 per share, respectively) .....................     (5,943,424)      (7,303,157)
  Dividends in excess of net investment income

   Class A - (none and $0.0428 per share, respectively) ........................           --            (47,616)
   Class B - (none and $0.0393 per share, respectively) ........................           --           (508,661)
  Distributions in excess of net realized gain on investments sold

   Class A - (none and $0.1154 per share, respectively) ........................           --           (114,916)
   Class B - (none and $0.1154 per share, respectively) ........................           --         (1,691,979)
  Distributions from capital paid-in

   Class A - ($0.1566 and $0.0966 per share, respectively) .....................       (299,463)        (107,572)
   Class B - ($0.1439 and $0.0966 per share, respectively) .....................     (1,529,798)      (1,249,943)
                                                                                  -------------    -------------
     Total Distributions to Shareholders .......................................     (8,936,129)     (11,716,931)
                                                                                  -------------    -------------

FROM FUND SHARE TRANSACTIONS-- NET* ............................................     (9,033,071)     (33,002,925)
                                                                                  -------------    -------------

NET ASSETS:
  Beginning of period ..........................................................    111,480,879      154,003,608
                                                                                  -------------    -------------
  End of period (including distributions in excess of net investment income of
  $15,650 and $1,275,819, respectively) ........................................  $ 101,597,586    $ 111,480,879
                                                                                  =============    =============
* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                                           YEAR ENDED OCTOBER 31,
                                                                      -------------------------------------------------------------
                                                                                 1995                             1994
                                                                      ----------------------------     ----------------------------
                                                                         SHARES          AMOUNT           SHARES          AMOUNT
                                                                      -----------     ------------     -----------     ------------
CLASS A
  Shares sold ....................................................      1,378,812     $ 11,536,477         932,145     $  8,040,859
  Shares issued to shareholders in reinvestment of distributions..        123,825        1,038,224          74,101          644,945
                                                                      -----------     ------------     -----------     ------------
                                                                        1,502,637       12,574,701       1,006,246        8,685,804
  Less shares repurchased ........................................     (1,027,565)      (8,585,443)       (681,111)      (6,037,753)
                                                                      -----------     ------------     -----------     ------------
  Net increase ...................................................        475,072     $  3,989,258         325,135     $  2,648,051
                                                                      ===========     ============     ===========     ============
CLASS B

  Shares sold ....................................................      2,159,157     $ 18,090,152       1,599,938     $ 13,816,191
  Shares issued to shareholders in reinvestment of distributions..        493,658        4,130,850         681,528        5,955,744
                                                                      -----------     ------------     -----------     ------------
                                                                        2,652,815       22,221,002       2,281,466       19,771,935
  Less shares repurchased ........................................     (4,211,675)     (35,243,331)     (6,332,319)     (55,422,911)
                                                                      -----------     ------------     -----------     ------------
  Net decrease ...................................................     (1,558,860)    $(13,022,329)     (4,050,853)    $(35,650,976)
                                                                      ===========     ============     ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
-------------------------------------------------------------------------------

                                                                                            YEAR ENDED OCTOBER 31,
                                                                                  -------------------------------------------
CLASS A                                                                             1995        1994        1993      1992(a)
                                                                                  -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period......................................      $  8.47     $  9.12     $  9.32     $  9.86
                                                                                  -------     -------     -------     -------
  Net Investment Income.....................................................         0.77**      0.76**      0.83**      0.65
  Net Realized and Unrealized Loss on Investments and Foreign
  Currency Transactions.....................................................        (0.06)      (0.53)      (0.20)      (0.55)
                                                                                  -------     -------     -------     -------
   Total from Investment Operations.........................................         0.71        0.23        0.63        0.10
                                                                                  -------     -------     -------     -------
  Less Distributions:
  Dividends from Net Investment Income......................................        (0.61)      (0.62)      (0.83)      (0.64)
  Distributions in Excess of Net Investment Income..........................         --         (0.04)       --          --
  Distributions in Excess of Net Realized Gain on Investments Sold..........         --         (0.12)       --          --
  Distributions from Capital Paid-in........................................        (0.16)      (0.10)       --          --
                                                                                  -------     -------     -------     -------
   Total Distributions......................................................        (0.77)      (0.88)      (0.83)      (0.64)
                                                                                  -------     -------     -------     -------
  Net Asset Value, End of Period............................................      $  8.41     $  8.47     $  9.12     $  9.32
                                                                                  =======     =======     =======     =======
  Total Investment Return at Net Asset Value (c)............................         8.75%       2.64%       6.78%       1.16%*

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted).................................      $16,997     $13,091     $11,130     $20,468
  Ratio of Expenses to Average Net Assets...................................         1.33%       1.26%       1.21%       1.37%*
  Ratio of Net Investment Income to Average Net Assets......................         9.13%       8.71%       8.59%       8.09%*
  Portfolio Turnover Rate...................................................          147%       150%         306%         86%

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: THE NET INVESTMENT LOSS, GAINS (LOSSES), AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------

                                                                                         YEAR ENDED OCTOBER 31,
                                                                       ---------------------------------------------------------
CLASS B                                                                  1995        1994        1993         1992      1991(b)
                                                                       -------     -------     --------     --------    --------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ..............................  $  8.46     $  9.11     $   9.31     $  10.01    $  10.00
                                                                       -------     -------     --------     --------    --------
  Net Investment Income .............................................     0.70**      0.70**       0.75**       0.87        0.76+
  Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency Transactions ....................................    (0.06)      (0.53)       (0.20)       (0.80)       0.01
                                                                       -------     -------     --------     --------    --------
   Total from Investment Operations .................................     0.64        0.17         0.55         0.07        0.77
                                                                       -------     -------     --------     --------    --------
  Less Distributions:
  Dividends from Net Investment Income ..............................    (0.56)      (0.56)       (0.75)       (0.77)      (0.76)
  Distributions in Excess of Net Investment Income ..................     --         (0.04)        --           --          --
  Distributions in Excess of Net Realized Gain on Investments Sold ..     --         (0.12)        --           --          --
  Distributions from Capital Paid-in ................................    (0.14)      (0.10)        --           --          --
                                                                       -------     -------     --------     --------    --------
   Total Distributions ..............................................    (0.70)      (0.82)       (0.75)       (0.77)      (0.76)
                                                                       -------     -------     --------     --------    --------

  Net Asset Value, End of Period ....................................  $  8.40     $  8.46     $   9.11     $   9.31    $  10.01
                                                                       =======     =======     ========     ========    ========
  Total Investment Return at Net Asset Value (c) ....................     7.97%       1.93%        5.98%        0.64%       8.85%*+

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) .........................  $84,601     $98,390     $142,873     $236,059    $218,562
  Ratio of Expenses to Average Net Assets ...........................     2.07%       1.99%        2.01%        2.07%       1.89%*+
  Ratio of Net Investment Income to Average Net Assets ..............     8.40%       8.00%        7.81%        8.69%       8.72%*+
  Portfolio Turnover Rate ...........................................      147%        150%         306%          86%         22%

  *  On an annualized basis.
 **  On average month end shares outstanding.
  + Reflects expense limitation in effect for the period ended October 31, 1991. As a result of such limitation, expenses for Class B shares reflect a reduction of $0.0039 per share. Absent of such reduction, for the year ended October 31, 1991 the ratio of expenses to average net assets would have been 1.93% and the ratio of net investment income to average net assets would have been 8.68%. Without the reimbursement, total investment return would have been 8.81%. This is an estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown.
(a)  Class A shares commenced operations on January 3, 1992.
(b)  Class B shares commenced operations on December 28, 1990.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

SCHEDULE OF INVESTMENTS
October 31, 1995
-------------------------------------------------------------------------------
THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY SHORT-TERM STRATEGIC INCOME FUND ON OCTOBER 31, 1995. IT'S DIVIDED INTO TWO MAIN
CATEGORIES: BONDS AND SHORT-TERM INVESTMENTS. BONDS ARE FURTHER BROKEN DOWN BY CURRENCY DENOMINATION.

                                                            PAR VALUE
                                                INTEREST     (000'S
ISSUER, DESCRIPTION                               RATE      OMITTED)#    MARKET VALUE
-------------------                             --------    ---------    ------------
BONDS
CHILEAN PESO (4.87%)
  *Citibank, N.A., Nassau
    Time Deposit 11-09-95
    (Time deposit with redemption
    linked to Chilean Peso,
    Fx rates) *** ......................         12.900%      827,000     $1,989,894
  *Citibank, N.A., Nassau
    Time Deposit 11-20-95
    (Time deposit with redemption
    linked to CLP Fx rates) *** ........         12.500       414,400        997,113
  *Citibank, N.A., Nassau
    Time Deposit 03-15-96
    (Time deposit with redemption
    linked to CLP Fx rates) *** ........         13.000       817,000      1,965,832
                                                                          ----------
                                                                           4,952,839
                                                                          ----------
CZECH KORUNA (1.52%)
  *SKOFIN, Foreign Corp.
    Bond 02-09-98 ......................         11.625        40,000      1,544,933
                                                                          ----------
ITALIAN LIRA (.99%)
  *Government of Italy, BTPS
    Government Bond
    12-01-97 ...........................          9.500     1,650,000      1,008,707
                                                                          ----------
MEXICAN PESO (1.78%)
  *Mexican Cetes, Government
    Bond 02-01-96 ......................          0.000        14,481      1,805,719
                                                                          ----------
NEW ZEALAND DOLLAR (3.95%)
  *Government of New Zealand,
    Government Bond 11-15-96 ...........          9.000         6,000      4,010,879
                                                                          ----------
SWEDISH KRONA (1.03%)
  *Kingdom of Sweden,
    Government Bond
    01-23-97 ...........................         10.750         6,800      1,045,806
                                                                          ----------
SOUTH AFRICAN RAND (3.95%)
  *Transnet Ltd., Foreign Corp.
    Bond 04-01-97 ......................         12.500         1,000        267,979
  *Transnet Ltd., Foreign Corp.
    Bond 02-15-99 ......................         11.500         4,000      1,019,055
  *Republic of South Africa,
    Government Bond
    09-21-98 ...........................         14.650**      10,000      2,728,046
                                                                          ----------
                                                                           4,015,080
                                                                          ----------
UNITED STATES DOLLAR (78.08%)
  *Abbey National Treasury
    Services, (United Kingdom),
    Floating Rate Euronotes
    03-08-99 ...........................          5.813%**      2,000      1,995,400
  *Banco Central De Costa Rica,
    Series A, (Costa Rica),
    Foreign Corp Bond
    05-21-05 ...........................          6.766**       1,504      1,158,450
  *Banco Central De Costa Rica,
    Series B, (Costa Rica),
    Foreign Corp Bond
    05-21-05 ...........................          6.766**       1,504      1,113,315
   Banco Central Do Brazil,
    (Brazil), Foreign Corp Bond
    10-15-99 ...........................          6.750**       8,143      7,613,568
  *Banco Credibanco S.A.,
    (Brazil), Foreign Corp.
    Bond 11-25-97 ......................         11.625         1,376      1,379,440
  *Banco Nacional Comercio,
    (Mexico), Foreign Corp.
    Bond 06-23-97 (R) ..................         10.875**       1,000      1,006,250
  *Bridas Corp., Corp. Bond
    11-15-99 ...........................         12.500         1,000        945,000
  *Centrais Electricas Brasileiras
    SA, (Brazil), Foreign Corp.
    Bond 10-30-98 (R) ..................         10.000         1,000        996,250
  *Empresas ICA Sociedad
    Controladora, (Mexico),
    Foreign Corp Bond
    08-02-96 ...........................          8.125**       2,000      1,900,000
   Essar Gujarat Ltd., (India),
    Foreign Agency
    07-15-99 (R) .......................          8.400**       4,000      3,970,000
   Government of Barbados,
    (Barbados), Government
    Bond 06-09-97 (R) ..................         10.500         1,000      1,010,000
   IMO Industries, Inc., Sub
    Deb 08-15-97 .......................         12.250           933        937,665

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

                                                            PAR VALUE
                                                INTEREST     (000'S
ISSUER, DESCRIPTION                               RATE      OMITTED)#    MARKET VALUE
-------------------                             --------    ---------    ------------
UNITED STATES DOLLAR (CONTINUED)
  *Kingdom of Denmark,
    (Denmark), Government
    Bond 09-18-97....................             5.750%**      4,000    $  3,998,800
  *Mexican Tesobonos,
    (Mexico), Government Bond
    12-21-95.........................             0.000         2,779       2,748,737
   NWA Inc., Note 11-30-00 ..........            12.091         3,137       3,231,126
  *Petroleo Brasileiro,
    (Brazil), Foreign Corp
    Bond 06-08-98....................            10.213**       2,000       2,035,000
  *PT Semen Cibinong,
    (Indonesia), Foreign Corp.
    Bond 12-15-98....................             9.000         2,000       2,040,000
  *Republic of Argentina,
    (Argentina), Government
    Bond 11-01-99....................            10.950         1,000       1,000,000
  *Republic of Panama,
    (Panama), Government
    Bond 05-10-02....................             7.250**       5,250       4,305,000
  *Siderar S.A.I.C., (Argentina),
    Foreign Corp. Bond
    10-18-97 (R).....................            11.000         1,000         997,500
  *Student Loan Marketing
    Association, Government
    Agency 09-28-98..................             5.640**       5,000       4,966,250
  *Student Loan Marketing
    Association, Government
    Agency 12-01-95..................             5.705**      17,000      16,977,900
  *Transportacion Maritima
    Mexicana, (Mexico), Foreign
    Corp Bond 10-28-97...............             9.750         1,500       1,455,000
  *Tubos de Acero de Mexico,
    (Mexico), 12-08-99...............            13.750         2,500       2,462,500
   USAfrica Airways, Inc., Unit
    (Sr Note 05-31-99 and
    Warrant), (r)+...................            12.000         1,000         350,000
   USAir, Inc., Sr Notes 07-01-03                10.000         3,000       2,730,000
  *U.S. Treasury Note,
    Government Note
    10-31-97.........................             5.625         6,000       6,001,875
                                                                         ------------
                                                                           79,325,026
                                                                         ------------
TOTAL BONDS (Cost $96,872,492)                                 (96.17%)    97,708,989
                                                              -------    ------------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (2.55%)
  Investment in a joint repurchase
    agreement transaction with
    SBC Capital Markets -
    Dated 10-31-95, Due 11-01-95
    (secured by U.S. Treasury Bond,
    8.750% Due 05-15-17, and by
    U.S. Treasury Note, 5.750%
    Due 09-30-97) - Note A                        5.890%        2,587    $  2,587,000
                                                                         ------------
 TOTAL SHORT-TERM INVESTMENTS                                   (2.55%)     2,587,000
                                                               ------    ------------
            TOTAL INVESTMENTS                                  (98.72%)  $100,295,989
                                                               ======    ============

NOTES TO SCHEDULE OF INVESTMENTS

* Securities, other than short-term investments, newly added to the portfolio during the period ended October 31, 1995.

**   Represents rate in effect on October 31, 1995.

*** An indexed security's value is linked to changes in foreign currencies, interest rates or other reference instruments. Indexed securities amounted to $4,952,839 or 4.87% of the Fund's net assets as of October 31, 1995.

# Par value of non US$ denominated foreign bonds is expressed in local currency for each country listed.

(R) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note A of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $7,980,000 or 7.85% as of October 31, 1995.

(r) Direct placement securities are restricted to resale. They have been valued using procedures approved by the Trustees after considerations of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

+    Non-income producing.

Additional information on each restricted security is as follows:

                                                        VALUE AS A
                                                        PERCENTAGE     VALUE AT
                           ACQUISITION  ACQUISITION      OF FUND'S    OCTOBER 31,
                              DATE         COST         NET ASSETS       1995
                           -----------  -----------     ----------    -----------
  USAfrica Airways, Inc.,
    Unit (Sr Note
    05-31-99 and
    Warrant)                10-13-94    $1,000,000         0.34%        $350,000

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

PORTFOLIO CONCENTRATION (Unaudited)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
THE FUND PRIMARILY INVESTS IN BONDS ISSUED BY COMPANIES AND GOVERNMENTS OF OTHER COUNTRIES. THE PERFORMANCE OF THE FUND IS CLOSELY TIED TO THE ECONOMIC CONDITION WITHIN THE COUNTRIES IN WHICH IT INVESTS. THE CONCENTRATION OF INVESTMENTS BY CURRENCY DENOMINATION FOR INDIVIDUAL SECURITIES HELD BY THE FUND IS SHOWN IN THE SCHEDULE OF INVESTMENTS. IN ADDITION, CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS INVESTMENT CATEGORIES. THE TABLE BELOW SHOWS THE PERCENTAGES OF THE FUND'S INVESTMENTS AT OCTOBER 31, 1995 ASSIGNED TO THE VARIOUS INVESTMENT CATEGORIES.

                                                                    MARKET VALUE AS A
INVESTMENT CATEGORIES                                                % OF NET ASSETS
Automobile/Trucks ............................................            1.52%
Banks ........................................................           18.92
Building Products ............................................            2.01
Construction .................................................            1.87
Electronics ..................................................            0.92
Finance ......................................................            0.98
Governmental -- Foreign ......................................           23.29
Governmental -- U.S. Agencies ................................           27.51
Oil & Gas ....................................................            2.00
Steel ........................................................            6.33
Transportation ...............................................            8.91
Utility ......................................................            1.91
Short-term investments .......................................            2.55
                                                                         -----
                                             TOTAL INVESTMENTS           98.72%
                                                                         =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust II (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series portfolios: John Hancock Short-Term Strategic Income Fund (the "Fund"), John Hancock Global Fund, John Hancock Global Income Fund, John Hancock International Fund, and John Hancock Special Opportunities Fund. Prior to January 1, 1995, John Hancock Global Fund was known as John Hancock Freedom Global Fund, John Hancock Global Income Fund was known as John Hancock Freedom Global Income Fund and John Hancock International Fund was known as John Hancock Freedom International Fund.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan, have exclusive voting rights to such distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below. The Fund may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes. The Fund has $29,216,361 capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: October 31, 1999 -- $1,001,257, October 31, 2000 -- $17,243,199, October 31, 2001 -- $3,127,414, October 31, 2002 --
$2,740,548 and October 31, 2003 -- $5,103,943. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date.

                          NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

     There were no open forward foreign currency exchange contracts at October 31, 1995.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation

                         NOTES TO FINANCIAL STATEMENTS

             John Hancock Funds - Short-Term Strategic Income Fund

margin adjustments, arising from this "mark to market", will be recorded by the Fund as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

     For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts. At October 31, 1995, there were no open position in financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

     The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

     The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   There were no written option transactions for the period ended October 31, 1995.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of operations of the Fund.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.65% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.60% of the Fund's average daily net asset value in excess of $500,000,000.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are

                         NOTES TO FINANCIAL STATEMENTS

             John Hancock Funds - Short-Term Strategic Income Fund

2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

     John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, and Freedom Distributors Corporation ("FDC") act as Co-Distributors for shares of the Fund. Prior to January 1, 1995 JH Funds was known as John Hancock Broker Distribution Services, Inc. For the period ended October 31, 1995, net sales charges received with regard to sales of Class A shares amounted to $128,857. Out of this amount, $15,493 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $28,408 was paid as sales commissions to unrelated broker-dealers and $84,956 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries which include FDC, Tucker Anthony and Sutro.

     Class B shares which are redeemed within four years of purchase (three years for purchases prior to January 1, 1994) will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 3.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1995, contingent deferred sales charges paid to JH Funds amounted to $85,980.

     In addition, to reimburse the Co-Distributors for the services they provide as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to the Co-Distributors for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 0.95% (1.00% prior to August 1, 1995) of Class B average daily net assets to reimburse the Co-Distributors for their distribution/service costs. Effective November 1, 1995, the rate was increased back to 1.00%. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc.

     Prior to January 1, 1995, the Fund paid Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.10% and 0.13% of the average daily net asset value of Class A and Class B shares of the Fund, respectively, plus out-of-pocket expenses incurred by Fund Services on behalf of the Fund. For the period January 1, 1995 through September 30, 1995 Class A and Class B shares paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. For the eleven months ended September 30, 1995 the transfer agent expense, calculated as a class specific expense was $19,452 for Class A and $154,232 for Class B, respectively. Effective October 1, 1995 transfer agent expense is being treated as a fund expense based on the number of shareholder accounts in the Fund and certain out-of-pocket expenses.

     Edward J. Boudreau, Jr., is a director and officer of the Adviser and its affiliates, as well as a Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the

                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds - Short-Term Strategic Income Fund

Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other then obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 1995, aggregated $122,630,736 and $102,644,309, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $28,056,506 and $53,849,653, respectively, during the period ended October 31, 1995.

     The cost of investments owned at October 31, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $99,459,492. Gross unrealized appreciation and depreciation of investments aggregated $2,329,264 and $1,492,767, respectively, resulting in net unrealized appreciation of $836,497.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1995, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $1,264,473, a decrease in accumulated net investment loss of $1,260,169 and a decrease in capital paid-in of $2,524,642. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principle.

              John Hancock Funds - Short-Term Strategic Income Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Short-Term Strategic Income Fund and the Trustees of Freedom Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Short-Term Strategic Income Fund (the "Fund") (a portfolio of Freedom Investment Trust II) at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
December 18, 1995


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1995.

     None of the distributions qualify for the dividends received deduction available to corporations.

     Shareholders will be mailed a 1995 U.S. Treasury Department Form 1099-DIV in January of 1996. This will reflect the total of all distributions which are taxable for calendar year 1995.

                                      NOTES

              John Hancock Funds - Short-Term Strategic Income Fund

                                      NOTES

              John Hancock Funds - Short-Term Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS                                            Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FIRM                                U.S. Postage
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--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock Short-Term Strategic Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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Paper." ]


                                                           JHD 3200A 10/95 12/95